CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS

	December 31,
	2023	2022

Denominated in U.S. dollars	1,218	2,334
Denominated in NIS	6,270	2,620
Denominated in Euro	1,790	2,412

	9,278	7,366